JOINT VENTURE	9 Months Ended
Sep. 30, 2023
Joint Venture
JOINT VENTURE

5. JOINT VENTURE

The Company’s contribution of intellectual property to Super Photonics Xiamen Co., Ltd (“SPX”) was independently valued at $22,500,000 at the time of its contribution. Since the establishment of SPX, the Company recognized a gain of $4,868,225 related to its contribution of intellectual property to SPX in accordance with IAS 28. The Company only recognized a gain on the contribution of the intellectual property equivalent to the Sanan IC’s interest in SPX, the unrecognized gain of $17,631,775 will be applied against the investment and periodically realized as the Company’s ownership interest in SPX is reduced. At September 30, 2023, Sanan IC’s and the Company’s ownership interests were approximately 21.6% and 78.4% respectively. At December 31, 2022 and September 30, 2023, the Company’s investment in SPX was carried at nil because the losses in SPX exceeded the carrying value of the investment.

SPX was determined to be a joint venture as both Sanan IC and POET exercise joint control over SPX. All relevant activity of SPX require unanimous consent.

Summarized financial information of the joint venture is as follows:

	September 30,	December 31,
	2023	2022
Current assets	$1,315,146	$1,951,654
Intangible assets	16,199,173	18,708,065
Liabilities	(154,720)	(180,897)
Owners Equity	(17,359,599)	(20,478,822)

Net loss for the nine months ended September 30, 2023 and 2022	$2,914,956	$1,329,525

The Company recognizes its share of SPX’s profits or losses using the equity method. On a weighted average basis, the Company’s share of the net operating loss was 79.9% or $(2,329,103), however the Company recognized $(527,857) of the net operating loss of SPX for the nine months ended September 30, 2023 (2022 - 87.9% or $(1,555,650)). In accordance with IAS 28, the Company can only account for a loss to the extent that it carries a net investment in the joint venture on the consolidated statements of financial position.

POET TECHNOLOGIES INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)